RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS

NOTE N – RELATED PARTY TRANSACTIONS

In the year ended December 31, 2023 and 2022, certain officers and directors advanced funds to or were advances from the Company on an undocumented, non-interest bearing, due on demand basis. As of December 31, 2023, $178,723 and $48,069 of amounts owed to related parties were included within accrued expenses and accounts payable, respectively, in the accompanying consolidated balance sheet and no amounts were owed to the Company from any such related party. As of December 31, 2022, the Company owed $35,539 and was owed $13,685. In the years ended December 31, 2023 and 2022, the Company recorded professional and other fees and costs related to consulting services from related parties of approximately $571,215 and $192,000, respectively, within general and administrative expenses in the accompanying consolidated statements of operations.

On June 30, 2023, the Company entered into a promissory note agreement with a related party for $620,000. The note bears interest at 7% per annum and matures on June 25, 2025. The proceeds were used to satisfy a financial obligation totaling $620,000 that the Company owed to an advisory firm. The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025. As of December 31, 2023, the balance on the promissory note was $500,000. For the year ended December 31, 2023, the Company recorded $25,299 in interest expense related to the promissory note agreement.

DHC Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In December 2020, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in consideration for 7,187,500 Class B ordinary shares (the “Founder Shares”). On March 1, 2021, the Company effected a share capitalization, pursuant to which an additional 1,437,500 Class B ordinary shares were issued, resulting in an aggregate of 8,625,000 Founder Shares outstanding. Historical information has been retroactively restated. The Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture by the Sponsor following to the extent the underwriters’ election to exercise their over-allotment option was not exercised so that the number of Founder Shares collectively represented 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ not exercising their overallotment option in full, 888,732 Founder Shares were forfeited on March 4, 2021.

The Sponsor has agreed, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of the Company’s Business Combination and (ii) subsequent to a Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on March 4, 2021, through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the years ended December 31, 2023 and 2022, the total expense for administrative services was $120,000. As of December 31, 2023 and 2022, the Company had $340,000 and $220,000 included in accounts payable and accrued expense on the accompanying consolidated balance sheets, respectively.

Promissory Note — Related Party

On December 29, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) July 31, 2021 or (ii) the completion of the Initial Public Offering. The outstanding amount of $171,357 was repaid after the closing of the Initial Public Offering on March 9, 2021. Borrowings under the Promissory Note are no longer available.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Related Party Advance

On March 3, 2023, the Sponsor advanced the Company $50,000. On April 18, 2023, July 26, 2023, August 28, 2023, September 28, 2023, and October 24, 2023, the Sponsor advanced the Company an additional $250,000, $100,000, $100,000, $75,000 and $75,000, respectively. The related party advances are non-interest bearing and payable upon demand. As of December 31, 2023 and 2022, the Company had $650,000 and $0 included in related party advances in the accompanying consolidated balance sheets, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2023 and 2022, there were no working capital loans outstanding.

Non-Redemption Agreement

On February 28, 2023, the Sponsor entered into Non-Redemption Agreements with various shareholders of the Company pursuant to which these shareholders have committed not to redeem their Class A Ordinary Shares of the company in connection with the Extension Meeting held on March 3, 2023, but still retained their right to redeem their respective shares in connection with the closing of a Business Combination. The commitment to not redeem was accepted by holders of 400,000 shares of Class A Ordinary Shares. In consideration of these agreements, the Sponsor has agreed to transfer 1,612,500 of its Class B Ordinary shares to each of the Non-Redeeming Shareholders at the closing of a Business Combination. Each shareholder committed to maintain, and not to redeem at the Extension Meeting, the lesser of (i) 400,000 Class A Ordinary Shares and (ii) 9.9% of the Company’s Class A Ordinary Shares. The Company estimated the aggregate fair value of the 1,612,500 founders shares attributable to the Non-Redeeming Shareholders to be $7,291,533 or $4.99 per share. Each Non-Redeeming Shareholder acquired from the Sponsor an indirect economic interest in the founder shares. The excess of the fair value of the founder shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these holders of the Class A Ordinary Shares not to redeem, with a corresponding expense related to non-redemption agreements of $7,291,533 for the year ended December 31, 2023.

On December 1, 2023, the Sponsor entered into Non-Redemption Agreements with various shareholders of the Company pursuant to which these shareholders have committed not to redeem their Class A Ordinary Shares of the company in connection with the Extension Meeting held on December 1, 2023, but still retained their right to redeem their respective shares in connection with the closing of a Business Combination. The commitment to not redeem was accepted by holders of 1,971,536 shares of Class A Ordinary Shares. In consideration of these agreements, the Sponsor has agreed to transfer 246,443 of its Class B Ordinary shares to the Non-Redeeming Shareholders at the closing of a Business Combination. Each shareholder committed to maintain, and not to redeem at the Extension Meeting, the lesser of (i) 400,000 Class A Ordinary Shares and (ii) 9.9% of the Company’s Class A Ordinary Shares. The Company estimated the aggregate fair value of the 246,443 founders shares attributable to the Non-Redeeming Shareholders to be $1,323,008 or $5.37 per share. Each Non-Redeeming Shareholder acquired from the Sponsor an indirect economic interest in the founder shares. The excess of the fair value of the founder shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Sponsor to induce these holders of the Class A Ordinary Shares not to redeem, with a corresponding expense related to non-redemption agreements of $1,323,008 for the year ended December 31, 2023.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The fair value of the founders shares was based on the following significant inputs:

	February 28, 2023	December 1, 2023

Risk-free interest rate	4.72%	5.38%
Remaining life of the Company	0.76	0.42
Value if De-SPAC scenario	$10.21	$10.67
Value in no De-SPAC scenario	$0.00	$0.00
Probability of transaction	50.00%	50.00%
Present value factor	0.97	1.01